Leases - Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 1,186
2027	803
2028	610
2029	438
2030	111
Thereafter	0
Total minimum lease payments	3,148
Less: effects of discounting	(386)
Present value of future minimum lease payments	$ 2,762